UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2010

Check here if Amendment:  ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
				    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		ICM Asset Management, Inc.
Address:	W. 601 Main Avenue, Suite 600
       		Spokane WA 99201-0613

Form 13F File Number:	28-03766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lisa House
Title:	Complince Officer
Phone:	(509)455-3588

Signature, Place and Date of Signing:

	Lisa House		Spokane, WA		05/05/10
	[Signature]		[City, State]		[Date]

Report Type (Check only one.):

_X__	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		85

Form 13F Information Table Value Total:		115,939


List of Other Included Managers:		NONE


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                                                      ICM Asset Management, Inc
                                                              FORM 13F
                                                         Schedule 13F Report
                                                           March 31, 2010

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AAR Corp.                      COM              000361105     2101    84650 SH       Sole                    81100              3550
ABB Ltd. Sponsored ADR         COM              000375204      630    28863 SH       Sole                    26988              1875
Acco Brands Corp               COM              00081t108     1875   244810 SH       Sole                   233610             11200
ADC Telecommunications, Inc.   COM              000886309     2050   280427 SH       Sole                   268677             11750
AES Corp.                      COM              00130h105      414    37675 SH       Sole                    35175              2500
Albany Int'l Corp-Cl A         COM              012348108     3446   160038 SH       Sole                   153813              6225
Allegheny Technologies Inc     COM              01741r102      896    16600 SH       Sole                    15475              1125
American Equity Invt Life Hold COM              025676206     3823   359013 SH       Sole                   341513             17500
American Italian Pasta Co. Cla COM              027070101     1507    38777 SH       Sole                    37052              1725
Annaly Capital Mgmt, Inc.      COM              035710409     1468    85455 SH       Sole                    82380              3075
Aon Corp.                      COM              037389103      571    13375 SH       Sole                    12475               900
Applied Materials, Inc.        COM              038222105      738    54798 SH       Sole                    52748              2050
Aura Systems, Inc.             COM              051526200     2654  2949053 SH       Sole                  2949053              1700
Avon Products                  COM              054303102      747    22068 SH       Sole                    20818              1250
BakBone Software, Inc.         COM              057101107       84   233032 SH       Sole                   229882              3150
Bank Of America Corp.          COM              060505104      361    20210 SH       Sole                    20210
Banner Corporation             COM              06652V109       93    24175 SH       Sole                    24175
BE Aerospace, Inc.             COM              073302101     1745    57490 SH       Sole                    54915              2575
Boeing Co.                     COM              097023105      654     9012 SH       Sole                     8887               125
Bottomline Technologies, Inc.  COM              101388106     2335   138761 SH       Sole                   133536              5225
Cadence Design Systems, Inc.   COM              127387108     2142   321170 SH       Sole                   307570             13600
Cal Dive International Inc.    COM              12802t101     1019   139049 SH       Sole                   133624              5425
Cemex S.A.B. DE C.V.           COM              151290889      566    55478 SH       Sole                    51583              3895
Cinedigm Digital Cinema Corp   COM              172407108      665   403079 SH       Sole                   388954             14125
Cisco Systems, Inc.            COM              17275R102      760    29197 SH       Sole                    27272              1925
Citigroup, Inc.                COM              172967101      627   154800 SH       Sole                   144175             10625
CMS Energy                     COM              125896100      771    49868 SH       Sole                    49868
Coca Cola Co.                  COM              191216100      693    12591 SH       Sole                    11766               825
Convergys Corp.                COM              212485106     2782   226910 SH       Sole                   217760              9150
Cross Country Healthcare, Inc. COM              227483104     1281   126753 SH       Sole                   120253              6500
Cytec Industries, Inc.         COM              232820100     2003    42858 SH       Sole                    41058              1800
Devon Energy Corp.             COM              25179m103      534     8287 SH       Sole                     8212                75
Diageo PLC Sponsored ADR       COM              25243Q205      611     9062 SH       Sole                     8337               725
Dot Hill Systems Corp.         COM              25848t109     2676  1796132 SH       Sole                  1722582             73550
Ericsson (LM) Tel Sp ADR       COM              294821608      644    61725 SH       Sole                    57625              4100
Exxon Mobil Corp.              COM              30231G102      506     7550 SH       Sole                     6823               727
Flow International, Inc.       COM              343468104     2260   750942 SH       Sole                   719267             31675
Genzyme Corp. Gen'l Division   COM              372917104      671    12950 SH       Sole                    12075               875
Goodrich Corp.                 COM              382388106     2684    38062 SH       Sole                    36112              1950
Goodyear Tire & Rubber         COM              382550101     2316   183220 SH       Sole                   173632              9588
HealthTronics                  COM              42222L107     2977   831700 SH       Sole                   796375             35325
Hearusa, Inc.                  COM              422360305      229   153680 SH       Sole                   151255              2425
HSBC Holdings PLC Sponsor ADR  COM              404280406      729    14389 SH       Sole                    13512               877
IBM, Inc.                      COM              459200101      708     5520 SH       Sole                     5120               400
Intel Corp.                    COM              458140100      869    39002 SH       Sole                    36257              2745
ION Geophysical Corp.          COM              462044108      994   201943 SH       Sole                   193696              8247
Ivanhoe Energy Inc.            COM              465790103      220    65975 SH       Sole                    65075               900
Johnson & Johnson, Inc.        COM              478160104      816    12508 SH       Sole                    11533               975
JP Morgan Chase & Co.          COM              46625H100      895    20000 SH       Sole                    18550              1450
Kratos Defense & Security Solu COM              50077b207     3567   249930 SH       Sole                   239666             10264
Lifepoint Hospitals, Inc.      COM              53219L109     1829    49663 SH       Sole                    47888              1775
McDonalds Corp.                COM              580135101      856    12825 SH       Sole                    11925               900
Medtronic, Inc.                COM              585055106      776    17223 SH       Sole                    16023              1200
MFA Financial, Inc.            COM              55272X102     1582   214976 SH       Sole                   205326              9650
Moog Inc-Cl A                  COM              615394202     1215    34290 SH       Sole                    32940              1350
Nokia Corp.                    COM              654902204      553    35581 SH       Sole                    33201              2380
Novartis AG ADR                COM              66987v109      700    12938 SH       Sole                    12938
Omnicare, Inc.                 COM              681904108     2869   101418 SH       Sole                    97143              4275
Pacific Continental Corp       COM              69412V108      235    22400 SH       Sole                    22225               175
Par Technology Corp/Del        COM              698884103      441    72825 SH       Sole                    69550              3275
PerkinElmer, Inc.              COM              714046109     1169    48905 SH       Sole                    48905
Petroleo Brasilero S.A.        COM              71654v408      688    15450 SH       Sole                    14325              1125
Pfizer, Inc.                   COM              717081103      615    35879 SH       Sole                    31724              4155
Polyone Corp.                  COM              73179P106     2308   225372 SH       Sole                   214622             10750
Powerwave Technologies, Inc.   COM              739363109     2710  2168100 SH       Sole                  2074825             93275
Procter & Gamble Co.           COM              742718109      881    13918 SH       Sole                    12993               925
Qualcomm, Inc.                 COM              747525103      682    16250 SH       Sole                    15175              1075
Rent-A-Center, Inc.            COM              76009N100     1999    84535 SH       Sole                    81085              3450
S1 Corp.                       COM              78463B101     2910   493244 SH       Sole                   473719             19525
Shaw Group, Inc.               COM              820280105     1400    40670 SH       Sole                    39270              1400
Southern National Bankcorp of  COM              843395104     1362   170090 SH       Sole                   163215              6875
Stancorp Financial Group Corp. COM              852891100     2450    51440 SH       Sole                    49140              2300
Superior Energy Services, Inc. COM              868157108      950    45190 SH       Sole                    44090              1100
Symmetricom, Inc.              COM              871543104     2248   385661 SH       Sole                   368411             17250
Technitrol, Inc.               COM              878555101     3113   589665 SH       Sole                   567265             22400
Teletech Holdings, Inc.        COM              879939106     1801   105432 SH       Sole                   100832              4600
Tessera Technologies, Inc.     COM              88164L100     1080    53260 SH       Sole                    50760              2500
Thermo Fisher Scientific Inc.  COM              883556102      759    14762 SH       Sole                    13762              1000
Transocean Ltd                 COM              H8817H100      706     8173 SH       Sole                     7623               550
Tutor Perini Corp              COM              901109108     1720    79095 SH       Sole                    75795              3300
URS Corp.                      COM              903236107     1750    35280 SH       Sole                    33830              1450
Vanguard Short-Term Bond ETF   COM              921937827      300     3750 SH       Sole                     3750
Visa Inc.                      COM              92826C839      893     9812 SH       Sole                     9162               650
Vishay Intertechnology, Inc.   COM              928298108     3076   300718 SH       Sole                   287968             12750
Wal-Mart Stores, Inc.          COM              931142103      906    16298 SH       Sole                    15113              1185

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